Shareholders' Equity (Details Textual) - USD ($)		1 Months Ended							6 Months Ended		12 Months Ended
	Jan. 15, 2018	Aug. 23, 2018	Jul. 25, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Aug. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Shareholders' Equity (Textual)
Compensation expense related to restricted stock grants									$ 0	$ 0
Amortization of deferred stock compensation									$ 1,412,500
Third-party individuals [Member]
Shareholders' Equity (Textual)
Total proceeds		$ 150,000	$ 300,000
Shares of common stock		50,000	45,977
Stock price per share		$ 3.0	$ 6.525
First Tranche [Member]
Shareholders' Equity (Textual)
Restricted common stock, vested	50,000
Second Tranche [Member]
Shareholders' Equity (Textual)
Restricted common stock, forfeited and cancelled	56,859
Mr. Xianfu Han [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares						985,889
Restricted common stock fair value						$ 2,021,073
Closing price						$ 2.05
Mr. Weili He [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares						896,766
Restricted common stock fair value						$ 1,838,370
Closing price						$ 2.05
Two Employees [Member]
Shareholders' Equity (Textual)
Issuance date						Apr. 03, 2018
Closing price						$ 2.05
Shares of common stock						200,000
Shares of common stock, fair value						$ 410,000
Five Employees [Member]
Shareholders' Equity (Textual)
Issuance date					May 21, 2018
Closing price					$ 2.70
Shares of common stock					218,336
Shares of common stock, fair value					$ 589,507
Unrelated Third Party Individual [Member]
Shareholders' Equity (Textual)
Shares of common stock					300,000
Common stock price, per share					$ 2.00
Two Service Providers [Member]
Shareholders' Equity (Textual)
Issuance date				Jul. 31, 2018
Closing price				$ 5.65							$ 5.65
Shares of common stock				500,000
Shares of common stock, fair value				$ 2,825,000
Amortized over service period				1 year
Restricted Stock [Member]
Shareholders' Equity (Textual)
Restricted common stock, vested											106,859
Restricted Stock [Member] | Consultant [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares								106,859
Restricted common stock fair value								$ 308,823
Restricted Stock [Member] | One Employee [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares							56,859
Restricted common stock fair value							$ 244,494